Annual Total Returns - Fidelity Freedom Blend 2045 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2045 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund - Retail
Bar Chart Table:
Annual Return 2019	26.44%
Annual Return 2020	17.72%
Annual Return 2021	16.20%